UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09153
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2012
Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance Municipal Income Trusts Semiannual Report May 31, 2012

California (CEV) • Massachusetts (MMV) • Michigan (EMI) • New Jersey (EVJ)
New York (EVY) • Ohio (EVO) • Pennsylvania (EVP)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2012
Eaton Vance
Municipal Income Trusts
Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2

Massachusetts Municipal Income Trust	3

Michigan Municipal Income Trust	4

New Jersey Municipal Income Trust	5

New York Municipal Income Trust	6

Ohio Municipal Income Trust	7

Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9
Financial Statements	10
Annual Meeting of Shareholders	65
Board of Trustees’ Contract Approval	66
Officers and Trustees	69
Important Notices	70

Eaton Vance
California Municipal Income Trust
May 31, 2012
Portfolio Manager Cynthia J. Clemson
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	15.18%	24.10%	3.87%	6.33%
Fund at Market Price	—	12.56	25.37	4.46	6.19

Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

					0.58%

Distributions[3]

Total Distributions per share for the period					$0.431
Distribution Rate at NAV					5.90%
Taxable-Equivalent Distribution Rate at NAV					10.12%
Distribution Rate at Market Price					5.86%
Taxable-Equivalent Distribution Rate at Market Price					10.05%

% Total Leverage[4]

Auction Preferred Shares (APS)					30.29%
Residual Interest Bond (RIB)					8.90
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	7.6%	BBB	8.8%
AA	52.4	BB	0.8
A	26.0	Not Rated	4.4

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Income Trust
May 31, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	12.42%	21.57%	5.69%	7.15%
Fund at Market Price	—	4.10	20.07	6.44	6.30

Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

					-1.83%

Distributions[3]

Total Distributions per share for the period					$0.407
Distribution Rate at NAV					5.21%
Taxable-Equivalent Distribution Rate at NAV					8.46%
Distribution Rate at Market Price					5.31%
Taxable-Equivalent Distribution Rate at Market Price					8.63%

% Total Leverage[4]

APS					29.96%
RIB					7.30
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	19.0%	BBB	9.2%
AA	41.0	BB	1.3
A	27.0	Not Rated	2.5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Michigan Municipal Income Trust
May 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	11.56%	21.04%	5.90%	6.58%
Fund at Market Price	—	12.00	19.84	5.36	5.82

Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

					-6.58%

Distributions[3]

Total Distributions per share for the period					$0.389
Distribution Rate at NAV					5.30%
Taxable-Equivalent Distribution Rate at NAV					8.53%
Distribution Rate at Market Price					5.67%
Taxable-Equivalent Distribution Rate at Market Price					9.12%

% Total Leverage[4]

APS					36.29%
Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Municipal Income Trust
May 31, 2012
Portfolio Manager Adam Weigold, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	10.79%	15.40%	4.14%	6.46%
Fund at Market Price	—	10.89	17.98	5.55	6.43

Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

					2.78%

Distributions[3]

Total Distributions per share for the period					$0.403
Distribution Rate at NAV					5.62%
Taxable-Equivalent Distribution Rate at NAV					9.50%
Distribution Rate at Market Price					5.47%
Taxable-Equivalent Distribution Rate at Market Price					9.24%

% Total Leverage[4]

APS					30.85%
RIB					8.73
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	12.6%	BB	0.4%
AA	29.1	B	1.8
A	42.5	Not Rated	0.8
BBB	12.8

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Income Trust
May 31, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	13.42%	21.14%	4.80%	6.75%
Fund at Market Price	—	13.71	23.07	5.33	6.69

Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

					1.27%

Distributions[3]

Total Distributions per share for the period					$0.455
Distribution Rate at NAV					6.22%
Taxable-Equivalent Distribution Rate at NAV					10.49%
Distribution Rate at Market Price					6.15%
Taxable-Equivalent Distribution Rate at Market Price					10.38%

% Total Leverage[4]

APS					25.36%
RIB					14.52
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	12.2%	BBB	13.7%
AA	39.7	BB	1.2
A	25.5	Not Rated	7.7

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Income Trust
May 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	13.70%	23.07%	5.75%	6.87%
Fund at Market Price	—	15.85	24.02	6.52	6.50

Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

					1.01%

Distributions[3]

Total Distributions per share for the period					$0.416
Distribution Rate at NAV					5.60%
Taxable-Equivalent Distribution Rate at NAV					9.16%
Distribution Rate at Market Price					5.54%
Taxable-Equivalent Distribution Rate at Market Price					9.06%

% Total Leverage[4]

APS					34.12%
RIB					2.18
Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Trust
May 31, 2012
Portfolio Manager Adam Weigold, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	9.86%	14.45%	4.81%	6.39%
Fund at Market Price	—	5.97	15.30	5.73	6.67

Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

					-0.64%

Distributions[3]

Total Distributions per share for the period					$0.424
Distribution Rate at NAV					5.71%
Taxable-Equivalent Distribution Rate at NAV					9.06%
Distribution Rate at Market Price					5.75%
Taxable-Equivalent Distribution Rate at Market Price					9.13%

% Total Leverage[4]

APS					34.58%
RIB					2.69
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	3.6%	BBB	6.4%
AA	47.6	Not Rated	4.4
A	38.0

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Trusts
May 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[4]	Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
California Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 162.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 18.4%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,419,877
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	223,993
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	371,643
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	817,958
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,580	2,648,086
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	2,023,840
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	284,515
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,889,645
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	698,569
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	460,866
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	308,735
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	943,885
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	982,549
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,027,585
University of California, 5.25%, 5/15/39	1,250	1,409,887

		$18,511,633

Electric Utilities — 12.9%

Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$315,989
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,480,842
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,545,280
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,740,030
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,547,745
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,067,014
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	754,032
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,461,733

		$12,912,665

General Obligations — 17.8%

California, 5.50%, 11/1/35	$1,600	$1,851,072
California, 6.00%, 4/1/38	750	875,685
California, (AMT), 5.05%, 12/1/36	1,590	1,618,970
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	1,500	1,560,465
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	195	213,714
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	215	232,920
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	235	253,215
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	230	251,245
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	280	304,928
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,000	1,111,350
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,179,420
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	857,231
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	983,367
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,605,897

		$17,899,479

Hospital — 15.5%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,124,690
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	212,359
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,092,620
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,742,226
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,530	1,661,764
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	635,724
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	445	468,291
California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,565	1,587,896
California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,500	1,515,180
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,902,185

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Washington Township Health Care District, 5.00%, 7/1/32	$2,780	$2,860,870
Washington Township Health Care District, 5.25%, 7/1/29	700	704,592

		$15,508,397

Housing — 1.1%

Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$673	$680,086
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	397	399,406

		$1,079,492

Industrial Development Revenue — 3.3%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,342,099
California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	2,000	2,004,680

		$3,346,779

Insured – Education — 6.7%

California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,941,268
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,581,125
California State University, (AMBAC), 5.00%, 11/1/33	2,140	2,172,935

		$6,695,328

Insured – Electric Utilities — 3.1%

Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,074,859

		$3,074,859

Insured – Escrowed / Prerefunded — 3.6%

Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,585,306

		$3,585,306

Insured – General Obligations — 8.3%

Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$1,968,716
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,384,534
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,257,349
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,754,687

		$8,365,286

Insured – Hospital — 9.3%

California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,131,681
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	794,482
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,357,950

		$9,284,113

Insured – Lease Revenue / Certificates of Participation — 10.3%

Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$3,791,718
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,751,900
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,800,685

		$10,344,303

Insured – Special Tax Revenue — 1.8%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$10,480	$906,730
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,825	902,525

		$1,809,255

Insured – Transportation — 10.2%

Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$1,881,150
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,561,590
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	740	832,744
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,128,800
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,376,219

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	$1,350	$1,464,561

		$10,245,064

Insured – Water and Sewer — 4.0%

East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,265,300
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,798,561

		$4,063,861

Other Revenue — 2.0%

California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$405,840
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	327,969
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	980	733,069
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	640	513,152

		$1,980,030

Senior Living / Life Care — 1.8%

ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$316,367
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	176,393
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	669,634
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	675,000

		$1,837,394

Special Tax Revenue — 14.9%

Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$265,420
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	397,284
Corona Public Financing Authority, 5.80%, 9/1/20	970	973,502
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	200	203,428
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	500	497,180
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,596,217
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	271,018
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	537,456
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	265,985
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	369,163
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	263,213
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	421,356
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	752,130
Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	1,495	1,512,820
Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	900	908,604
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,791,776
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	251,375
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	491,926
Temecula Unified School District, 5.00%, 9/1/27	250	254,285
Temecula Unified School District, 5.00%, 9/1/37	400	397,132
Tustin Community Facilities District, 6.00%, 9/1/37	500	519,055
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,004,130

		$14,944,455

Transportation — 11.6%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,000	$2,222,240
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,000	1,180,740
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,369,545
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,652,955

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation (continued)

Port of Redwood City, (AMT), 5.125%, 6/1/30	$1,170	$1,170,316
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,017,066

		$11,612,862

Water and Sewer — 6.2%

Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/30	$1,795	$2,183,672
California Department of Water Resources, 5.00%, 12/1/29	1,840	2,164,631
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,917,600

		$6,265,903

Total Tax-Exempt Investments — 162.8%
(identified cost $151,031,110)		$163,366,464

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.8)%		$(49,977,199)

Other Assets, Less Liabilities — (13.0)%		$(13,058,979)

Net Assets Applicable to Common Shares — 100.0%		$100,330,286

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
RADIAN	- Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 35.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 13.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,000,443.

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 6.1%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,229,929
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,343,846

		$2,573,775

Education — 27.8%

Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$610,182
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,215,346
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	652,381
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,614,960
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,200,732
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,726,125
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	474,777
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,491,615
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,693,392

		$11,679,510

Escrowed / Prerefunded — 1.0%

Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$400	$415,692

		$415,692

General Obligations — 17.4%

Boston, 4.00%, 4/1/24	$300	$341,322
Cambridge, 4.00%, 2/15/21	595	706,931
Danvers, 5.25%, 7/1/36	885	1,036,512
Lexington, 4.00%, 2/1/20	320	380,330
Lexington, 4.00%, 2/1/21	415	494,780
Lexington, 4.00%, 2/1/22	430	513,411
Lexington, 4.00%, 2/1/23	355	423,941
Newton, 5.00%, 4/1/36	750	846,225
Plymouth, 5.00%, 5/1/31	345	401,704
Plymouth, 5.00%, 5/1/32	315	365,164
Wayland, 5.00%, 2/1/33	510	600,301
Wayland, 5.00%, 2/1/36	770	892,145
Winchester, 5.00%, 4/15/36	245	284,673

		$7,287,439

Hospital — 27.6%

Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$250	$274,095
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	727,578
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,120	1,223,219
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,333,565
Massachusetts Health and Educational Facilities Authority, (Berkshire Health Systems), 6.25%, 10/1/31	400	404,672
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	551,215
Massachusetts Health and Educational Facilities Authority, (Covenant Health Systems), 6.00%, 7/1/31	885	901,266
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,213,134
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	770,991
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	987,945
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,155,440
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	675,803
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	373,951

		$11,592,874

Housing — 6.6%

Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	2,114,889

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing (continued)

Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	$650	$667,927

		$2,782,816

Industrial Development Revenue — 1.4%

Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$575	$576,397

		$576,397

Insured – Education — 10.2%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,326,780
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,783,223
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,186,890

		$4,296,893

Insured – Electric Utilities — 1.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$636,131

		$636,131

Insured – General Obligations — 3.2%

Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,355,740

		$1,355,740

Insured – Hospital — 0.9%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$368,989

		$368,989

Insured – Other Revenue — 1.8%

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$748,179

		$748,179

Insured – Special Tax Revenue — 11.6%

Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,495,269
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,230,720
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,487,306
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,745	324,017
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,090	323,825

		$4,861,137

Insured – Student Loan — 4.9%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$390	$432,662
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,625	1,640,145

		$2,072,807

Insured – Transportation — 0.8%

Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$324,743

		$324,743

Other Revenue — 2.8%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$584,885
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	574,715

		$1,159,600

Senior Living / Life Care — 5.8%

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$246,405
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,500,495
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	135,231
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	131,740
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	420,508

		$2,434,379

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 7.7%

Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$162,500
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	710,655
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,896,071
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	77,292
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	392,285

		$3,238,803

Transportation — 7.1%

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,639,800
Massachusetts Port Authority, 5.00%, 7/1/28	500	575,360
Massachusetts Port Authority, 5.00%, 7/1/34	670	744,444

		$2,959,604

Water and Sewer — 10.7%

Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,370,211
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	578,110
Boston Water and Sewer Commission, 5.00%, 11/1/31	115	133,379
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,423,783

		$4,505,483

Total Tax-Exempt Investments — 156.9%
(identified cost $60,085,467)		$65,870,991

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.8)%		$(20,050,526)

Other Assets, Less Liabilities — (9.1)%		$(3,825,214)

Net Assets Applicable to Common Shares — 100.0%		$41,995,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 150.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 4.1%

Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$694,908
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	578,620

		$1,273,528

Education — 9.7%

Grand Valley State University, 5.625%, 12/1/29	$525	$589,496
Grand Valley State University, 5.75%, 12/1/34	525	595,140
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	202,912
Michigan State University, 5.00%, 2/15/40	1,000	1,100,850
Michigan State University, 5.00%, 2/15/44	460	502,812

		$2,991,210

Electric Utilities — 1.9%

Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$584,640

		$584,640

Escrowed / Prerefunded — 3.9%

Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$605,567
Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	600	608,514

		$1,214,081

General Obligations — 28.1%

Ann Arbor School District, 4.50%, 5/1/24	$350	$388,108
Charter County of Wayne, 6.75%, 11/1/39	490	557,689
Comstock Park Public Schools, 5.00%, 5/1/28	230	258,377
Comstock Park Public Schools, 5.125%, 5/1/31	275	307,962
Comstock Park Public Schools, 5.25%, 5/1/33	220	246,490
Howell Public Schools, 4.50%, 5/1/29(1)	620	675,626
Jenison Public Schools, 5.00%, 5/1/28	500	553,975
Jenison Public Schools, 5.00%, 5/1/30	500	551,165
Kent County, 5.00%, 1/1/25	1,500	1,706,295
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,130,360
Livingston County, 4.00%, 6/1/28	310	333,972
Livingston County, 4.00%, 6/1/30	335	357,043
Michigan, 5.00%, 11/1/20	1,000	1,233,930
Michigan, 5.50%, 11/1/25	270	317,828

		$8,618,820

Hospital — 27.2%

Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$186,952
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	125,874
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	306,809
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	360	360,576
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	542,015
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	694,649
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,041,130
Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,080	1,161,227
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750	751,050
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	573,675
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,125,510
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	432,977
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,044,900

		$8,347,344

Housing — 1.5%

Michigan Housing Development Authority, 4.60%, 12/1/26	$410	$448,573

		$448,573

Industrial Development Revenue — 4.8%

Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$670,440
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	802,456

		$1,472,896

Insured – Education — 5.5%

Ferris State University, (AGC), 5.125%, 10/1/33	$570	$623,096
Ferris State University, (AGC), 5.25%, 10/1/38	500	542,640
Wayne State University, (AGM), 5.00%, 11/15/35	500	540,740

		$1,706,476

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 5.5%

Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$400	$402,812
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	220	244,167
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	250	274,785
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	274,025
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	485,469

		$1,681,258

Insured – General Obligations — 16.3%

Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,170,792
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	671,684
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	303,726
Detroit School District, (AGM), 5.25%, 5/1/32	300	357,804
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,164,230
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,336,637

		$5,004,873

Insured – Hospital — 2.8%

Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$860	$860,619

		$860,619

Insured – Lease Revenue / Certificates of Participation — 7.2%

Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$436,440
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,767,945

		$2,204,385

Insured – Special Tax Revenue — 1.6%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$2,545	$220,193
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,685	261,074

		$481,267

Insured – Student Loan — 3.3%

Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,000	$1,022,770

		$1,022,770

Insured – Transportation — 3.4%

Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,054,890

		$1,054,890

Insured – Water and Sewer — 10.8%

Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$577,158
Detroit, Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30(2)	1,650	1,650,710
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,100,420

		$3,328,288

Special Tax Revenue — 5.0%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$123,424
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	134,319
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,141,900
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	128,810

		$1,528,453

Water and Sewer — 7.8%

Ann Arbor, Sewage Disposal System, 4.75%, 7/1/32	$320	$344,918
Detroit, Water Supply System, 5.25%, 7/1/41	750	773,190
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	790	995,092
Port Huron, Water Supply System, 5.25%, 10/1/31	250	272,400

		$2,385,600

Total Tax-Exempt Investments — 150.4%
(identified cost $43,204,805)		$46,209,971

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.9)%		$(17,500,140)

Other Assets, Less Liabilities — 6.5%		$2,008,946

Net Assets Applicable to Common Shares — 100.0%		$30,718,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 12.9% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 162.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 19.7%

New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$264,630
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	262,267
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	231,238
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,937,427
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,782,800
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,737,186
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,199,090
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,481,726

		$12,896,364

Electric Utilities — 4.8%

Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$528,165
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	1,000	1,092,070
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,516,620

		$3,136,855

General Obligations — 15.1%

Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$359,216
Gloucester County, 4.00%, 10/1/22	295	341,516
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/28	1,850	2,201,148
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/30	1,795	2,117,436
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/24	2,500	2,828,525
Montgomery Township Board of Education, 3.00%, 9/1/20	1,085	1,181,869
West Morris Regional High School District, 4.50%, 5/1/24	705	844,139

		$9,873,849

Hospital — 22.3%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$90	$91,876
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,357,922
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,449,476
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,179,828
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	915	981,667
New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,525	1,528,004
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	1,000	1,184,150
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,088,350
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,501,781
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,207,977

		$14,571,031

Housing — 3.6%

New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$693,056
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,635	1,687,614

		$2,380,670

Industrial Development Revenue — 7.3%

Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$502,940
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	559,991
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	215	215,869
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	750	800,362
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	249,297
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,475,330

		$4,803,789

Insured – Education — 1.2%

New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$825	$800,827

		$800,827

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 1.0%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$595	$652,763

		$652,763

Insured – Gas Utilities — 5.7%

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,741,320

		$3,741,320

Insured – General Obligations — 3.9%

Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,125,208
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,456,467

		$2,581,675

Insured – Hospital — 5.0%

New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$750	$804,420
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	395	418,645
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	529,930
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,518,593

		$3,271,588

Insured – Housing — 5.2%

New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,392,170

		$3,392,170

Insured – Lease Revenue / Certificates of Participation — 4.5%

New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,686,540
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,262,630

		$2,949,170

Insured – Special Tax Revenue — 11.9%

Garden State Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/25	$5,250	$3,424,575
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,396,304
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,062,520
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,535	305,848
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,810	590,322

		$7,779,569

Insured – Student Loan — 3.7%

New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,417,628

		$2,417,628

Insured – Transportation — 0.6%

South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$363,274

		$363,274

Insured – Water and Sewer — 3.2%

New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,087,847

		$2,087,847

Lease Revenue / Certificates of Participation — 5.8%

New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,675,875
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,832,056
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	290,390

		$3,798,321

Other Revenue — 5.9%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,200	$515,304
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	13,280	376,355

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue (continued)

New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,245,632
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	701,640

		$3,838,931

Senior Living / Life Care — 3.2%

New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$490,454
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	801,532
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	798,488

		$2,090,474

Special Tax Revenue — 3.4%

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$104,437
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	179,800
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	801,398
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	555,505
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	585,500

		$2,226,640

Student Loan — 3.7%

New Jersey Higher Education Student Assistance Authority, (AMT), 1.438%, 6/1/36(1)(2)(3)	$2,500	$2,412,250

		$2,412,250

Transportation — 19.7%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,158,050
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,171,692
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,165,037
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	287,503
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	614,047
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	4,008,888
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,338,359
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,175	1,184,882

		$12,928,458

Water and Sewer — 2.1%

North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,401,862

		$1,401,862

Total Tax-Exempt Investments — 162.5%
(identified cost $98,208,771)		$106,397,325

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.0)%		$(33,426,471)

Other Assets, Less Liabilities — (11.5)%		$(7,514,255)

Net Assets Applicable to Common Shares — 100.0%		$65,456,599

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 28.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2012.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $412,250.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 164.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 6.0%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,947,046
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	2,535	2,818,286

		$4,765,332

Cogeneration — 1.4%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,149,897

		$1,149,897

Education — 29.3%

Geneva Industrial Development Agency, (Hobart & William Smith Colleges), 5.375%, 2/1/33	$315	$323,959
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23(2)	150	169,659
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24(2)	80	89,358
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25(2)	50	55,453
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,669,158
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	359,775
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	582,282
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,134,390
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	835,845
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	576,902
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,231,200
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,148,150
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	2,500	2,790,675
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,250	2,635,695
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,792,350
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	373,136
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	461,964
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,813,413
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,251,700
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	301,498
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	790,779

		$23,387,341

Electric Utilities — 6.0%

Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,705,377
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	1,310	1,383,635
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,704,582

		$4,793,594

Escrowed / Prerefunded — 2.7%

Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 6.00%, 11/1/22	$2,105	$2,155,731

		$2,155,731

General Obligations — 7.8%

Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$262,244
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	139,269
New York, 5.00%, 2/15/34(1)	4,000	4,584,000
New York City, 6.25%, 10/15/28	1,000	1,256,810

		$6,242,323

Health Care – Miscellaneous — 2.9%

New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,095	$1,042,155
New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,200	1,099,992
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50	50,388

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care – Miscellaneous (continued)

Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	$100	$100,776

		$2,293,311

Hospital — 19.6%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$145,909
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,055,194
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,070	1,070,289
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,587,732
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,046,820
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,114,850
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	887,427
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	787,155
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,352,413
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	451,425
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	898,544
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,195	1,195,896
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	683,371
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,405,650

		$15,682,675

Housing — 15.6%

New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,533,180
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,725,167
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,058,730
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,756,880
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,548,090
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,775	1,818,203
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	1,000	1,035,820

		$12,476,070

Industrial Development Revenue — 6.4%

Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,104,250
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,127,080
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,505,175
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	360	363,791

		$5,100,296

Insured – Education — 6.5%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,473,225
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,639,905
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,119,014

		$5,232,144

Insured – Electric Utilities — 2.0%

Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,623,149

		$1,623,149

Insured – Escrowed / Prerefunded — 1.9%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26(3)	$855	$612,282
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	1,280	884,557

		$1,496,839

Insured – Lease Revenue / Certificates of Participation — 0.2%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$190	$192,174

		$192,174

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Other Revenue — 3.4%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,174,063
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,517,207

		$2,691,270

Insured – Special Tax Revenue — 3.5%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$4,440	$1,247,818
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	9,725	841,407
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,675	724,344

		$2,813,569

Insured – Transportation — 1.9%

Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,491,225

		$1,491,225

Insured – Water and Sewer — 1.3%

Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,023,660

		$1,023,660

Other Revenue — 9.1%

Albany Industrial Development Agency, (Charitable Leadership Foundation), 5.75%, 7/1/26(4)	$1,270	$771,441
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	3,120	1,204,445
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	426,915
New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,578,376
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,153,030
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,119,800

		$7,254,007

Senior Living / Life Care — 3.0%

Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,450,130
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	986,993

		$2,437,123

Special Tax Revenue — 19.0%

Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,675,170
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(5)	2,100	2,490,474
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,148,880
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,141,510
New York State Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	7,096,440
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	990,459
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	638,195

		$15,181,128

Transportation — 9.0%

Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$845,742
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,071,418
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,160,389
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,124,340

		$7,201,889

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer — 6.0%

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	$3,105	$3,752,827
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,081,630

		$4,834,457

Total Tax-Exempt Investments — 164.5%
(identified cost $120,601,198)		$131,519,204

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.2)%		$(33,727,064)

Other Assets, Less Liabilities — (22.3)%		$(17,842,602)

Net Assets — 100.0%		$79,949,538

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FNMA	- Federal National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 4.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Defaulted bond.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $915,474.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 151.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 9.4%

Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$577,274
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,052,956
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	250	291,480
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	250	288,713
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,245	1,497,685
Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	295	293,944

		$4,002,052

Education — 19.5%

Miami University, 5.00%, 9/1/33	$1,000	$1,149,570
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	470,906
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,368,262
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,101,030
Ohio State University, 5.00%, 12/1/28	500	638,815
Ohio State University, 5.00%, 12/1/30	1,675	2,141,069
University of Cincinnati, 5.00%, 6/1/34	500	564,730
Wright State University, 5.00%, 5/1/31	750	827,347

		$8,261,729

Electric Utilities — 1.8%

Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$195	$195,306
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	558,665

		$753,971

Escrowed / Prerefunded — 1.3%

Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	$500	$548,495

		$548,495

General Obligations — 20.4%

Barberton City School District, 4.50%, 12/1/33	$900	$945,099
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,975,995
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,225,683
Columbus City School District, 5.00%, 12/1/29	1,000	1,159,260
Huber Heights City School District, 4.75%, 12/1/25	595	679,788
Maple Heights City School District, 5.00%, 1/15/37	1,000	1,069,410
Ohio, 4.50%, 2/1/32	400	440,848
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,167,300

		$8,663,383

Hospital — 15.3%

Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$500	$545,515
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	867,704
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	870,038
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	523,730
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	540,165
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	858,592
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	563,070
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,110,760
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	600,371

		$6,479,945

Housing — 9.8%

Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$865	$898,744
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	335	341,020
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	255	261,941
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,649,600

		$4,151,305

Industrial Development Revenue — 7.1%

Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$525,330
Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,250	2,256,817

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Ohio Water Development Authority, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	$225	$226,040

		$3,008,187

Insured – Education — 12.4%

Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$838,725
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,126,190
Kent State University, (AGC), 5.00%, 5/1/29	465	515,792
Miami University, (AMBAC), 3.25%, 9/1/26	635	642,791
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,601,790
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	533,670

		$5,258,958

Insured – Electric Utilities — 12.6%

American Municipal Power-Ohio, Inc. (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,136,260
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	364,265
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	539,440
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	497,737
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,739,820
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	233,069
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	274,025
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	564,475

		$5,349,091

Insured – General Obligations — 17.6%

Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$217,900
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	556,315
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,152,622
Cincinnati School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,306,790
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,517,835
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,914,430
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	804,743

		$7,470,635

Insured – Hospital — 5.8%

Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$280	$281,935
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,516,065
Lorain County, (Catholic Healthcare Partners), (AGM), 17.763%, 2/1/29(1)(2)(3)	485	647,824

		$2,445,824

Insured – Lease Revenue / Certificates of Participation — 1.2%

Summit County Port Authority, (Akron Civic Theatre), (AMBAC), 5.00%, 12/1/33	$610	$523,703

		$523,703

Insured – Special Tax Revenue — 1.8%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,880	$422,218
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,325	360,235

		$782,453

Insured – Transportation — 7.6%

Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$653,088
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,000	1,273,940
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,291,090

		$3,218,118

Lease Revenue / Certificates of Participation — 1.4%

Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$582,005

		$582,005

Other Revenue — 3.5%

Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,011,680
Summit County Port Authority, 5.00%, 12/1/31	445	497,626

		$1,509,306

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 1.1%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$155	$166,354
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	182,673
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	128,810

		$477,837

Water and Sewer — 2.0%

Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$834,053

		$834,053

Total Tax-Exempt Investments — 151.6%
(identified cost $58,319,755)		$64,321,050

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.6)%		$(22,725,362)

Other Assets, Less Liabilities — 2.0%		$824,309

Net Assets Applicable to Common Shares — 100.0%		$42,419,997

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 38.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 17.7% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2012, the aggregate value of these securities is $647,824 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 157.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 2.0%

Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$100	$63,000
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	500	320,750
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	375	379,283

		$763,033

Education — 19.5%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,199,814
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	557,215
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,323,660
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	544,170
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	476,234
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	683,463
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	616,610
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	856,402
University of Pittsburgh, 5.25%, 9/15/29	500	586,900
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	635,456

		$7,479,924

Electric Utilities — 4.6%

Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$1,095	$1,156,681
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	600	607,110

		$1,763,791

Escrowed / Prerefunded — 1.6%

Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$600	$617,406

		$617,406

General Obligations — 10.5%

Chester County, 5.00%, 7/15/27	$500	$587,490
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,090,250
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,203,510
Philadelphia School District, 6.00%, 9/1/38	1,000	1,143,110

		$4,024,360

Hospital — 21.5%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$560,635
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	811,012
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	846,900
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,215	1,245,739
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	813,150
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,545,750
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	267,420
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,171,690
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	741,083
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	267,385

		$8,270,764

Housing — 16.1%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$415	$431,393
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,095	1,129,284
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	840	852,944
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	532,205
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	885	909,444
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	511,695

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing (continued)

Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	$970	$984,676
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	790	809,979

		$6,161,620

Industrial Development Revenue — 8.4%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$221,940
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	802,035
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	291,107
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,371,863
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	525,680

		$3,212,625

Insured – Education — 8.0%

Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$543,935
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,110	1,184,414
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	410,123
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	945,350

		$3,083,822

Insured – Escrowed / Prerefunded — 8.8%

Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,614,560
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,772,360

		$3,386,920

Insured – General Obligations — 3.7%

Beaver County, (AGM), 5.55%, 11/15/31	$500	$557,825
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	858,308

		$1,416,133

Insured – Hospital — 10.7%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$326,875
Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	355	355,359
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,537,603
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,900	1,902,603

		$4,122,440

Insured – Lease Revenue / Certificates of Participation — 4.8%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$554,225
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,303,470

		$1,857,695

Insured – Special Tax Revenue — 2.0%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,855	$420,055
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,335	361,785

		$781,840

Insured – Transportation — 9.3%

Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$555,019
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,006,347
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,800	2,025,594

		$3,586,960

Insured – Water and Sewer — 3.8%

Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	553,765

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Water and Sewer (continued)

Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	$525	$544,393
Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	360	362,189

		$1,460,347

Senior Living / Life Care — 2.5%

Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$1,000	$527,390
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	207,926
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	204,578

		$939,894

Special Tax Revenue — 0.3%

Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$128,810

		$128,810

Transportation — 13.4%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$508,013
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	309,197
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	455	482,482
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,082,320
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,346,831
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	836,010
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	520	563,872

		$5,128,725

Utilities — 1.7%

Philadelphia Gas Works, 5.25%, 8/1/40	$600	$630,642

		$630,642

Water and Sewer — 3.9%

Harrisburg Water Authority, 5.25%, 7/15/31	$750	$677,775
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	820,252

		$1,498,027

Total Tax-Exempt Investments — 157.1%
(identified cost $56,227,494)		$60,315,778

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.1)%		$(21,175,555)

Other Assets, Less Liabilities — (2.0)%		$(736,398)

Net Assets Applicable to Common Shares — 100.0%		$38,403,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 32.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 11.1% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Assets and Liabilities (Unaudited)

	May 31, 2012

Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investments —
Identified cost	$151,031,110	$60,085,467	$43,204,805	$98,208,771
Unrealized appreciation	12,335,354	5,785,524	3,005,166	8,188,554

Investments, at value	$163,366,464	$65,870,991	$46,209,971	$106,397,325

Cash	$—	$124,083	$788,424	$219,498
Restricted cash*	250,000	115,000	50,000	460,000
Interest receivable	1,751,902	929,292	567,797	1,484,086
Receivable for investments sold	13,500	—	1,340,000	—
Deferred debt issuance costs	28,756	2,694	—	3,384

Total assets	$165,410,622	$67,042,060	$48,956,192	$108,564,293

Liabilities

Payable for floating rate notes issued	$14,680,000	$4,885,000	$—	$9,455,000
Payable for when-issued securities	—	—	668,689	—
Payable for variation margin on open financial futures contracts	45,938	21,250	3,750	90,625
Due to custodian	192,792	—	—	—
Payable to affiliates:
Investment adviser fee	88,136	35,164	26,701	57,581
Administration fee	26,912	10,737	8,153	17,582
Trustees’ fees	1,113	493	400	754
Interest expense and fees payable	17,141	11,210	—	19,236
Accrued expenses	51,105	32,429	29,582	40,445

Total liabilities	$15,103,137	$4,996,283	$737,275	$9,681,223

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,977,199	$20,050,526	$17,500,140	$33,426,471

Net assets applicable to common shares	$100,330,286	$41,995,251	$30,718,777	$65,456,599

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$72,518	$27,481	$21,163	$46,715
Additional paid-in capital	105,068,012	39,690,473	30,027,968	66,925,721
Accumulated net realized loss	(17,881,616)	(3,695,777)	(2,495,042)	(9,725,717)
Accumulated undistributed net investment income	932,293	271,550	174,345	379,560
Net unrealized appreciation	12,139,079	5,701,524	2,990,343	7,830,320

Net assets applicable to common shares	$100,330,286	$41,995,251	$30,718,777	$65,456,599

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,251,762	2,748,104	2,116,294	4,671,488

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$13.84	$15.28	$14.52	$14.01

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2012

Assets	New York Trust	Ohio Trust	Pennsylvania Trust

Investments —
Identified cost	$120,601,198	$58,319,755	$56,227,494
Unrealized appreciation	10,918,006	6,001,295	4,088,284

Investments, at value	$131,519,204	$64,321,050	$60,315,778

Cash	$116,800	$—	$—
Restricted cash*	150,000	90,000	175,000
Interest receivable	1,678,476	997,052	806,065
Receivable for investments sold	35,843	—	505,000

Total assets	$133,500,323	$65,408,102	$61,801,843

Liabilities

Payable for floating rate notes issued	$19,315,000	$—	$1,650,000
Payable for investments purchased	—	—	365,611
Payable for when-issued securities	313,407	—	—
Payable for variation margin on open financial futures contracts	26,874	10,625	31,250
Due to custodian	—	172,824	92,996
Payable to affiliates:
Investment adviser fee	68,744	36,076	33,814
Administration fee	20,990	11,016	10,325
Trustees’ fees	883	502	480
Interest expense and fees payable	31,516	—	5,206
Accrued expenses	46,307	31,700	32,781

Total liabilities	$19,823,721	$262,743	$2,222,463

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,727,064	$22,725,362	$21,175,555

Net assets applicable to common shares	$79,949,538	$42,419,997	$38,403,825

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$54,674	$28,563	$27,185
Additional paid-in capital	79,266,803	40,913,097	38,558,623
Accumulated net realized loss	(10,942,074)	(4,741,794)	(4,444,634)
Accumulated undistributed net investment income	758,364	260,836	297,896
Net unrealized appreciation	10,811,771	5,959,295	3,964,755

Net assets applicable to common shares	$79,949,538	$42,419,997	$38,403,825

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,467,385	2,856,280	2,718,454

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$14.62	$14.85	$14.13

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2012

Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Interest	$3,787,111	$1,463,916	$1,106,566	$2,481,549

Total investment income	$3,787,111	$1,463,916	$1,106,566	$2,481,549

Expenses

Investment adviser fee	$519,720	$208,336	$158,580	$342,450
Administration fee	155,743	62,430	47,520	102,618
Trustees’ fees and expenses	3,610	1,604	1,284	2,442
Custodian fee	40,853	22,266	19,330	30,488
Transfer and dividend disbursing agent fees	10,217	9,939	9,909	10,029
Legal and accounting services	24,673	18,635	17,727	22,196
Printing and postage	8,488	4,993	5,146	7,016
Interest expense and fees	54,496	18,958	—	34,051
Preferred shares service fee	35,017	14,631	11,809	24,551
Miscellaneous	18,249	18,119	16,331	20,394

Total expenses	$871,066	$379,911	$287,636	$596,235

Deduct —
Reduction of custodian fee	$596	$185	$218	$313

Total expense reductions	$596	$185	$218	$313

Net expenses	$870,470	$379,726	$287,418	$595,922

Net investment income	$2,916,641	$1,084,190	$819,148	$1,885,627

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(258,406)	$(47,818)	$(283,998)	$193,513
Financial futures contracts	(624,369)	(272,893)	(71,016)	(965,051)

Net realized loss	$(882,775)	$(320,711)	$(355,014)	$(771,538)

Change in unrealized appreciation (depreciation) —
Investments	$11,791,567	$4,081,669	$2,757,498	$5,975,109
Financial futures contracts	(273,165)	(100,296)	(25,777)	(534,712)

Net change in unrealized appreciation (depreciation)	$11,518,402	$3,981,373	$2,731,721	$5,440,397

Net realized and unrealized gain	$10,635,627	$3,660,662	$2,376,707	$4,668,859

Distributions to preferred shareholders

From net investment income	$(60,039)	$(24,624)	$(20,866)	$(39,717)

Net increase in net assets from operations	$13,492,229	$4,720,228	$3,174,989	$6,514,769

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2012

Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust

Interest	$3,068,846	$1,512,484	$1,448,943

Total investment income	$3,068,846	$1,512,484	$1,448,943

Expenses

Investment adviser fee	$406,139	$213,543	$201,189
Administration fee	121,706	63,991	60,287
Trustees’ fees and expenses	2,874	1,623	1,548
Custodian fee	36,399	22,743	21,470
Transfer and dividend disbursing agent fees	10,118	9,992	10,024
Legal and accounting services	24,201	18,668	19,396
Printing and postage	7,717	5,325	5,184
Interest expense and fees	67,775	—	6,916
Preferred shares service fee	24,526	16,357	15,140
Miscellaneous	22,650	18,293	18,086

Total expenses	$724,105	$370,535	$359,240

Deduct —
Reduction of custodian fee	$377	$197	$102

Total expense reductions	$377	$197	$102

Net expenses	$723,728	$370,338	$359,138

Net investment income	$2,345,118	$1,142,146	$1,089,805

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$186,523	$(397,431)	$(391,483)
Financial futures contracts	(345,053)	(148,780)	(332,776)

Net realized loss	$(158,530)	$(546,211)	$(724,259)

Change in unrealized appreciation (depreciation) —
Investments	$7,657,479	$4,707,663	$3,371,432
Financial futures contracts	(126,606)	(65,940)	(184,384)

Net change in unrealized appreciation (depreciation)	$7,530,873	$4,641,723	$3,187,048

Net realized and unrealized gain	$7,372,343	$4,095,512	$2,462,789

Distributions to preferred shareholders

From net investment income	$(40,720)	$(27,044)	$(26,005)

Net increase in net assets from operations	$9,676,741	$5,210,614	$3,526,589

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Changes in Net Assets

	Six Months Ended May 31, 2012 (Unaudited)

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$2,916,641	$1,084,190	$819,148	$1,885,627
Net realized loss from investment transactions and financial futures contracts	(882,775)	(320,711)	(355,014)	(771,538)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	11,518,402	3,981,373	2,731,721	5,440,397
Distributions to preferred shareholders —
From net investment income	(60,039)	(24,624)	(20,866)	(39,717)

Net increase in net assets from operations	$13,492,229	$4,720,228	$3,174,989	$6,514,769

Distributions to common shareholders —
From net investment income	$(3,126,759)	$(1,118,682)	$(822,542)	$(1,882,216)

Total distributions to common shareholders	$(3,126,759)	$(1,118,682)	$(822,542)	$(1,882,216)

Capital share transactions —
Reinvestment of distributions to common shareholders	$103,110	$21,311	$—	$89,568

Net increase in net assets from capital share transactions	$103,110	$21,311	$—	$89,568

Net increase in net assets	$10,468,580	$3,622,857	$2,352,447	$4,722,121

Net Assets Applicable to Common Shares

At beginning of period	$89,861,706	$38,372,394	$28,366,330	$60,734,478

At end of period	$100,330,286	$41,995,251	$30,718,777	$65,456,599

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$932,293	$271,550	$174,345	$379,560

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Changes in Net Assets — continued

	Six Months Ended May 31, 2012 (Unaudited)

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$2,345,118	$1,142,146	$1,089,805
Net realized loss from investment transactions and financial futures contracts	(158,530)	(546,211)	(724,259)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,530,873	4,641,723	3,187,048
Distributions to preferred shareholders —
From net investment income	(40,720)	(27,044)	(26,005)

Net increase in net assets from operations	$9,676,741	$5,210,614	$3,526,589

Distributions to common shareholders —
From net investment income	$(2,486,638)	$(1,186,586)	$(1,151,031)

Total distributions to common shareholders	$(2,486,638)	$(1,186,586)	$(1,151,031)

Capital share transactions —
Reinvestment of distributions to common shareholders	$81,230	$17,349	$17,278

Net increase in net assets from capital share transactions	$81,230	$17,349	$17,278

Net increase in net assets	$7,271,333	$4,041,377	$2,392,836

Net Assets Applicable to Common Shares

At beginning of period	$72,678,205	$38,378,620	$36,010,989

At end of period	$79,949,538	$42,419,997	$38,403,825

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$758,364	$260,836	$297,896

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2011

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,690,748	$2,440,871	$1,747,303	$4,146,848
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(5,812,389)	(1,798,271)	(379,490)	(4,316,193)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,840,558	2,417,110	1,565,378	3,472,721
Distributions to preferred shareholders —
From net investment income	(156,530)	(62,477)	(53,546)	(104,690)

Net increase in net assets from operations	$6,562,387	$2,997,233	$2,879,645	$3,198,686

Distributions to common shareholders —
From net investment income	$(6,404,210)	$(2,484,380)	$(1,775,591)	$(4,301,179)

Total distributions to common shareholders	$(6,404,210)	$(2,484,380)	$(1,775,591)	$(4,301,179)

Capital share transactions —
Reinvestment of distributions to common shareholders	$308,410	$124,586	$—	$120,167

Net increase in net assets from capital share transactions	$308,410	$124,586	$—	$120,167

Net increase (decrease) in net assets	$466,587	$637,439	$1,104,054	$(982,326)

Net Assets Applicable to Common Shares

At beginning of year	$89,395,119	$37,734,955	$27,262,276	$61,716,804

At end of year	$89,861,706	$38,372,394	$28,366,330	$60,734,478

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,202,450	$330,666	$198,605	$415,866

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2011

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,179,486	$2,427,846	$2,370,308
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(3,463,693)	(1,188,474)	(1,720,683)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,422,671	2,074,746	1,564,419
Distributions to preferred shareholders —
From net investment income	(103,791)	(70,672)	(65,985)

Net increase in net assets from operations	$6,034,673	$3,243,446	$2,148,059

Distributions to common shareholders —
From net investment income	$(4,960,863)	$(2,454,993)	$(2,355,299)

Total distributions to common shareholders	$(4,960,863)	$(2,454,993)	$(2,355,299)

Capital share transactions —
Reinvestment of distributions to common shareholders	$232,016	$127,253	$7,823

Net increase in net assets from capital share transactions	$232,016	$127,253	$7,823

Net increase (decrease) in net assets	$1,305,826	$915,706	$(199,417)

Net Assets Applicable to Common Shares

At beginning of year	$71,372,379	$37,462,914	$36,210,406

At end of year	$72,678,205	$38,378,620	$36,010,989

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$940,604	$332,320	$385,127

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Statement of Cash Flows (Unaudited)*

Six Months Ended
May 31, 2012

Cash Flows From Operating Activities	New York Trust

Net increase in net assets from operations	$9,676,741
Distributions to preferred shareholders	40,720

Net increase in net assets from operations excluding distributions to preferred shareholders	$9,717,461
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(17,839,273)
Investments sold	15,608,673
Net amortization/accretion of premium (discount)	(194,488)
Amortization of deferred debt issuance costs	1,850
Increase in restricted cash	(150,000)
Increase in interest receivable	(45,556)
Decrease in receivable for investments sold	1,394,626
Decrease in receivable for variation margin on open financial futures contracts	29,298
Decrease in payable for when-issued securities	(950,743)
Increase in payable for variation margin on open financial futures contracts	26,874
Increase in payable to affiliate for investment adviser fee	3,823
Increase in payable to affiliate for administration fee	1,611
Increase in payable to affiliate for Trustees’ fees	200
Decrease in interest expense and fees payable	(1,575)
Decrease in accrued expenses	(25,949)
Net change in unrealized (appreciation) depreciation from investments	(7,657,479)
Net realized gain from investments	(186,523)

Net cash used in operating activities	$(267,170)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(2,405,408)
Cash distributions paid to preferred shareholders	(39,929)
Proceeds from secured borrowings	4,800,000
Repayment of secured borrowings	(5,940,000)

Net cash used in financing activities	$(3,585,337)

Net decrease in cash	$(3,852,507)

Cash at beginning of period	$3,969,307

Cash at end of period	$116,800

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$81,230
Cash paid for interest and fees	67,500

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights
Selected data for a common share outstanding during the periods stated

	California Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$12.410		$12.390	$12.330	$9.890	$15.120	$16.430

Income (Loss) From Operations

Net investment income(1)	$0.402		$0.926	$0.945	$0.947	$0.943	$0.936
Net realized and unrealized gain (loss)	1.467		0.002	0.026	2.321	(5.223)	(1.294)
Distributions to preferred shareholders
From net investment income(1)	(0.008)		(0.022)	(0.028)	(0.047)	(0.277)	(0.280)

Total income (loss) from operations	$1.861		$0.906	$0.943	$3.221	$(4.557)	$(0.638)

Less Distributions to Common Shareholders

From net investment income	$(0.431)		$(0.886)	$(0.883)	$(0.781)	$(0.673)	$(0.672)

Total distributions to common shareholders	$(0.431)		$(0.886)	$(0.883)	$(0.781)	$(0.673)	$(0.672)

Net asset value — End of period (Common shares)	$13.840		$12.410	$12.390	$12.330	$9.890	$15.120

Market value — End of period (Common shares)	$13.920		$12.770	$12.400	$12.170	$9.150	$13.160

Total Investment Return on Net Asset Value(2)	15.18	%(3)	7.99%	7.73%	34.24%	(30.70)%	(3.65)%

Total Investment Return on Market Value(2)	12.56	%(3)	11.04%	9.25%	43.19%	(26.34)%	(8.44)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	California Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$100,330		$89,862	$89,395	$88,720	$71,065	$108,567
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.69	%(5)	1.83%	1.78%	1.93%	1.87%	1.78	%(6)
Interest and fee expense(7)	0.11	%(5)	0.17%	0.18%	0.23%	0.37%	0.34%
Total expenses before custodian fee reduction	1.80	%(5)	2.00%	1.96%	2.16%	2.24%	2.12	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.68	%(5)	1.83%	1.78%	1.93%	1.85%	1.76	%(6)
Net investment income	6.02	%(5)	7.81%	7.34%	8.35%	6.91%	5.94%
Portfolio Turnover	8	%(3)	22%	14%	18%	31%	40%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.12	%(5)	1.15%	1.16%	1.19%	1.18%	1.17	%(6)
Interest and fee expense(7)	0.07	%(5)	0.11%	0.11%	0.15%	0.24%	0.22%
Total expenses before custodian fee reduction	1.19	%(5)	1.26%	1.27%	1.34%	1.42%	1.39	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.11	%(5)	1.15%	1.16%	1.19%	1.17%	1.16	%(6)
Net investment income	3.97	%(5)	4.93%	4.77%	5.18%	4.39%	3.90%

Senior Securities:
Total preferred shares outstanding	1,999		1,999	1,999	1,999	1,999	2,360
Asset coverage per preferred share(8)	$75,191		$69,954	$69,721	$69,383	$60,552	$71,003
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.970		$13.790	$13.590	$10.160	$14.860	$16.170

Income (Loss) From Operations

Net investment income(1)	$0.395		$0.890	$0.926	$0.948	$0.947	$0.914
Net realized and unrealized gain (loss)	1.331		0.219	0.210	3.356	(4.720)	(1.314)
Distributions to preferred shareholders
From net investment income(1)	(0.009)		(0.023)	(0.030)	(0.049)	(0.278)	(0.271)

Total income (loss) from operations	$1.717		$1.086	$1.106	$4.255	$(4.051)	$(0.671)

Less Distributions to Common Shareholders

From net investment income	$(0.407)		$(0.906)	$(0.906)	$(0.825)	$(0.649)	$(0.639)

Total distributions to common shareholders	$(0.407)		$(0.906)	$(0.906)	$(0.825)	$(0.649)	$(0.639)

Net asset value — End of period (Common shares)	$15.280		$13.970	$13.790	$13.590	$10.160	$14.860

Market value — End of period (Common shares)	$15.000		$14.810	$13.980	$13.260	$8.930	$13.050

Total Investment Return on Net Asset Value(2)	12.42	%(3)	8.49%	8.16%	43.29%	(28.02)%	(3.94)%

Total Investment Return on Market Value(2)	4.10	%(3)	13.45%	12.38%	58.91%	(27.89)%	(8.57)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$41,995		$38,372	$37,735	$37,011	$27,576	$40,341
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.76	%(5)	1.87%	1.83%	2.02%	2.06%	1.91	%(6)
Interest and fee expense(7)	0.09	%(5)	0.11%	0.09%	0.14%	0.26%	0.61%
Total expenses before custodian fee reduction	1.85	%(5)	1.98%	1.92%	2.16%	2.32%	2.52	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.76	%(5)	1.87%	1.82%	2.02%	2.04%	1.89	%(6)
Net investment income	5.29	%(5)	6.70%	6.51%	7.77%	7.03%	5.90%
Portfolio Turnover	8	%(3)	15%	16%	24%	40%	42%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.18	%(5)	1.21%	1.20%	1.26%	1.31%	1.26	%(6)
Interest and fee expense(7)	0.06	%(5)	0.07%	0.06%	0.09%	0.16%	0.40%
Total expenses before custodian fee reduction	1.24	%(5)	1.28%	1.26%	1.35%	1.47%	1.66	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.18	%(5)	1.21%	1.20%	1.26%	1.30%	1.25	%(6)
Net investment income	3.55	%(5)	4.32%	4.29%	4.85%	4.47%	3.91%

Senior Securities:
Total preferred shares outstanding	802		802	802	802	802	860
Asset coverage per preferred share(8)	$77,364		$72,846	$72,051	$71,150	$59,391	$71,920
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.400		$12.880	$12.940	$10.860	$14.510	$15.420

Income (Loss) From Operations

Net investment income(1)	$0.387		$0.826	$0.876	$0.918	$0.931	$0.913
Net realized and unrealized gain (loss)	1.132		0.558	(0.044)	1.990	(3.669)	(0.881)
Distributions to preferred shareholders
From net investment income(1)	(0.010)		(0.025)	(0.033)	(0.056)	(0.301)	(0.296)

Total income (loss) from operations	$1.509		$1.359	$0.799	$2.852	$(3.039)	$(0.264)

Less Distributions to Common Shareholders

From net investment income	$(0.389)		$(0.839)	$(0.859)	$(0.772)	$(0.611)	$(0.646)

Total distributions to common shareholders	$(0.389)		$(0.839)	$(0.859)	$(0.772)	$(0.611)	$(0.646)

Net asset value — End of period (Common shares)	$14.520		$13.400	$12.880	$12.940	$10.860	$14.510

Market value — End of period (Common shares)	$13.570		$12.470	$12.100	$11.530	$7.920	$12.430

Total Investment Return on Net Asset Value(2)	11.56	%(3)	11.66%	6.57%	28.08%	(21.02)%	(1.37)%

Total Investment Return on Market Value(2)	12.00	%(3)	10.60%	12.36%	56.49%	(32.76)%	(7.66)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$30,719		$28,366	$27,262	$27,392	$22,977	$30,710
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.91	%(5)	2.04%	1.98%	2.18%	2.15%	2.03	%(6)
Interest and fee expense(7)	—		—	—	0.06%	0.16%	0.32%
Total expenses before custodian fee reduction	1.91	%(5)	2.04%	1.98%	2.24%	2.31%	2.35	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.91	%(5)	2.04%	1.98%	2.18%	2.13%	2.01	%(6)
Net investment income	5.45	%(5)	6.49%	6.57%	7.61%	6.96%	6.12%
Portfolio Turnover	8	%(3)	18%	14%	23%	24%	22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.21	%(5)	1.24%	1.22%	1.29%	1.33%	1.31	%(6)
Interest and fee expense(7)	—		—	—	0.04%	0.10%	0.21%
Total expenses before custodian fee reduction	1.21	%(5)	1.24%	1.22%	1.33%	1.43%	1.52	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.21	%(5)	1.24%	1.22%	1.29%	1.31%	1.29	%(6)
Net investment income	3.44	%(5)	3.93%	4.06%	4.52%	4.30%	3.94%

Senior Securities:
Total preferred shares outstanding	700		700	700	700	700	700
Asset coverage per preferred share(8)	$68,884		$65,524	$63,948	$64,132	$57,828	$68,878
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.020		$13.260	$13.570	$9.400	$14.930	$16.200

Income (Loss) From Operations

Net investment income(1)	$0.404		$0.890	$0.957	$0.971	$0.968	$0.926
Net realized and unrealized gain (loss)	0.998		(0.185)	(0.290)	4.091	(5.579)	(1.275)
Distributions to preferred shareholders
From net investment income(1)	(0.009)		(0.022)	(0.029)	(0.048)	(0.289)	(0.273)

Total income (loss) from operations	$1.393		$0.683	$0.638	$5.014	$(4.900)	$(0.622)

Less Distributions to Common Shareholders

From net investment income	$(0.403)		$(0.923)	$(0.948)	$(0.844)	$(0.630)	$(0.648)

Total distributions to common shareholders	$(0.403)		$(0.923)	$(0.948)	$(0.844)	$(0.630)	$(0.648)

Net asset value — End of period (Common shares)	$14.010		$13.020	$13.260	$13.570	$9.400	$14.930

Market value — End of period (Common shares)	$14.400		$13.370	$13.520	$14.040	$8.500	$12.790

Total Investment Return on Net Asset Value(2)	10.79	%(3)	5.64%	4.62%	55.43%	(33.57)%	(3.59)%

Total Investment Return on Market Value(2)	10.89	%(3)	6.39%	3.10%	77.84%	(29.88)%	(11.28)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$65,457		$60,734	$61,717	$62,792	$43,459	$69,001
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.73	%(5)	1.81%	1.79%	1.99%	1.96%	1.84	%(6)
Interest and fee expense(7)	0.11	%(5)	0.15%	0.18%	0.24%	0.45%	0.89%
Total expenses before custodian fee reduction	1.84	%(5)	1.96%	1.97%	2.23%	2.41%	2.73	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.73	%(5)	1.81%	1.79%	1.99%	1.94%	1.81	%(6)
Net investment income	5.83	%(5)	6.96%	6.87%	8.16%	7.22%	5.94%
Portfolio Turnover	10	%(3)	11%	9%	48%	54%	42%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.15	%(5)	1.16%	1.18%	1.24%	1.23%	1.21	%(6)
Interest and fee expense(7)	0.07	%(5)	0.09%	0.12%	0.15%	0.28%	0.58%
Total expenses before custodian fee reduction	1.22	%(5)	1.25%	1.30%	1.39%	1.51%	1.79	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.15	%(5)	1.16%	1.18%	1.24%	1.21%	1.19	%(6)
Net investment income	3.84	%(5)	4.46%	4.53%	5.08%	4.51%	3.89%

Senior Securities:
Total preferred shares outstanding	1,337		1,337	1,337	1,337	1,366	1,520
Asset coverage per preferred share(8)	$73,959		$70,427	$71,162	$71,966	$56,817	$70,395
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.310		$13.110	$12.920	$9.350	$15.240	$16.550

Income (Loss) From Operations

Net investment income(1)	$0.429		$0.950	$0.954	$0.960	$0.987	$0.991
Net realized and unrealized gain (loss)	1.343		0.179	0.166	3.493	(5.887)	(1.293)
Distributions to preferred shareholders
From net investment income(1)	(0.007)		(0.019)	(0.025)	(0.042)	(0.269)	(0.287)

Total income (loss) from operations	$1.765		$1.110	$1.095	$4.411	$(5.169)	$(0.589)

Less Distributions to Common Shareholders

From net investment income	$(0.455)		$(0.910)	$(0.905)	$(0.841)	$(0.721)	$(0.721)

Total distributions to common shareholders	$(0.455)		$(0.910)	$(0.905)	$(0.841)	$(0.721)	$(0.721)

Net asset value — End of period (Common shares)	$14.620		$13.310	$13.110	$12.920	$9.350	$15.240

Market value — End of period (Common shares)	$14.810		$13.450	$13.350	$13.200	$7.900	$14.100

Total Investment Return on Net Asset Value(2)	13.42	%(3)	9.06%	8.48%	49.00%	(35.07)%	(3.42)%

Total Investment Return on Market Value(2)	13.71	%(3)	8.18%	8.16%	80.12%	(40.71)%	(5.81)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$79,950		$72,678	$71,372	$69,857	$50,325	$81,931
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.69	%(5)	1.78%	1.74%	1.98%	1.92%	1.80	%(6)
Interest and fee expense(7)	0.18	%(5)	0.22%	0.21%	0.24%	0.55%	0.98%
Total expenses before custodian fee reduction	1.87	%(5)	2.00%	1.95%	2.22%	2.47%	2.78	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.69	%(5)	1.78%	1.74%	1.98%	1.89%	1.78	%(6)
Net investment income	6.07	%(5)	7.40%	7.02%	8.40%	7.21%	6.23%
Portfolio Turnover	12	%(3)	13%	13%	20%	48%	29%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.18	%(5)	1.20%	1.18%	1.28%	1.23%	1.18	%(6)
Interest and fee expense(7)	0.12	%(5)	0.15%	0.15%	0.15%	0.35%	0.65%
Total expenses before custodian fee reduction	1.30	%(5)	1.35%	1.33%	1.43%	1.58%	1.83	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.18	%(5)	1.20%	1.18%	1.28%	1.21%	1.17	%(6)
Net investment income	4.22	%(5)	5.00%	4.82%	5.43%	4.63%	4.10%

Senior Securities:
Total preferred shares outstanding	1,349		1,349	1,349	1,349	1,349	1,780
Asset coverage per preferred share(8)	$84,267		$78,877	$77,909	$76,785	$62,309	$71,032
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.440		$13.170	$13.520	$10.450	$14.830	$15.690

Income (Loss) From Operations

Net investment income(1)	$0.400		$0.851	$0.899	$0.945	$0.961	$0.938
Net realized and unrealized gain (loss)	1.435		0.305	(0.325)	2.974	(4.410)	(0.845)
Distributions to preferred shareholders
From net investment income(1)	(0.009)		(0.025)	(0.033)	(0.055)	(0.303)	(0.297)

Total income (loss) from operations	$1.826		$1.131	$0.541	$3.864	$(3.752)	$(0.204)

Less Distributions to Common Shareholders

From net investment income	$(0.416)		$(0.861)	$(0.891)	$(0.794)	$(0.628)	$(0.656)

Total distributions to common shareholders	$(0.416)		$(0.861)	$(0.891)	$(0.794)	$(0.628)	$(0.656)

Net asset value — End of period (Common shares)	$14.850		$13.440	$13.170	$13.520	$10.450	$14.830

Market value — End of period (Common shares)	$15.000		$13.320	$13.420	$13.430	$8.550	$12.850

Total Investment Return on Net Asset Value(2)	13.70	%(3)	9.21%	3.96%	38.58%	(25.69)%	(1.06)%

Total Investment Return on Market Value(2)	15.85	%(3)	6.25%	6.64%	68.25%	(29.83)%	(7.93)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$42,420		$38,379	$37,463	$38,295	$29,563	$41,953
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.79	%(5)	1.93%	1.85%	2.08%	2.08%	1.93	%(6)
Interest and fee expense(7)	—		0.01%	0.02%	0.02%	0.26%	0.72%
Total expenses before custodian fee reduction	1.79	%(5)	1.94%	1.87%	2.10%	2.34%	2.65	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.79	%(5)	1.93%	1.85%	2.08%	2.06%	1.91	%(6)
Net investment income	5.53	%(5)	6.64%	6.53%	7.77%	7.12%	6.17%
Portfolio Turnover	5	%(3)	11%	17%	20%	27%	24%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.16	%(5)	1.19%	1.17%	1.26%	1.29%	1.25	%(6)
Interest and fee expense(7)	—		0.01%	0.01%	0.01%	0.16%	0.46%
Total expenses before custodian fee reduction	1.16	%(5)	1.20%	1.18%	1.27%	1.45%	1.71	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.16	%(5)	1.19%	1.17%	1.26%	1.28%	1.23	%(6)
Net investment income	3.57	%(5)	4.09%	4.13%	4.68%	4.41%	3.99%

Senior Securities:
Total preferred shares outstanding	909		909	909	909	918	940
Asset coverage per preferred share(8)	$71,667		$67,221	$66,215	$67,131	$57,209	$69,640
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.250		$13.330	$13.380	$10.320	$14.840	$15.510

Income (Loss) From Operations

Net investment income(1)	$0.401		$0.873	$0.912	$0.928	$0.986	$0.953
Net realized and unrealized gain (loss)	0.913		(0.062)	(0.063)	2.973	(4.555)	(0.661)
Distributions to preferred shareholders
From net investment income(1)	(0.010)		(0.024)	(0.032)	(0.053)	(0.299)	(0.300)

Total income (loss) from operations	$1.304		$0.787	$0.817	$3.848	$(3.868)	$(0.008)

Less Distributions to Common Shareholders

From net investment income	$(0.424)		$(0.867)	$(0.867)	$(0.788)	$(0.652)	$(0.662)

Total distributions to common shareholders	$(0.424)		$(0.867)	$(0.867)	$(0.788)	$(0.652)	$(0.662)

Net asset value — End of period (Common shares)	$14.130		$13.250	$13.330	$13.380	$10.320	$14.840

Market value — End of period (Common shares)	$14.040		$13.660	$12.930	$13.050	$9.600	$12.790

Total Investment Return on Net Asset Value(2)	9.86	%(3)	6.53%	6.13%	39.16%	(26.57)%	0.27%

Total Investment Return on Market Value(2)	5.97	%(3)	13.15%	5.57%	45.88%	(20.75)%	(7.95)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$38,404		$36,011	$36,210	$36,255	$27,944	$40,182
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.86	%(5)	1.93%	1.88%	2.11%	2.06%	1.95	%(6)
Interest and fee expense(7)	0.04	%(5)	0.05%	0.06%	0.21%	0.37%	0.70%
Total expenses before custodian fee reduction	1.90	%(5)	1.98%	1.94%	2.32%	2.43%	2.65	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.86	%(5)	1.93%	1.88%	2.11%	2.04%	1.94	%(6)
Net investment income	5.76	%(5)	6.71%	6.61%	7.61%	7.23%	6.28%
Portfolio Turnover	6	%(3)	8%	17%	23%	25%	23%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.20	%(5)	1.21%	1.20%	1.28%	1.28%	1.27	%(6)
Interest and fee expense(7)	0.02	%(5)	0.03%	0.04%	0.13%	0.23%	0.45%
Total expenses before custodian fee reduction	1.22	%(5)	1.24%	1.24%	1.41%	1.51%	1.72	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.20	%(5)	1.21%	1.20%	1.28%	1.27%	1.26	%(6)
Net investment income	3.69	%(5)	4.19%	4.22%	4.63%	4.50%	4.06%

Senior Securities:
Total preferred shares outstanding	847		847	847	847	889	900
Asset coverage per preferred share(8)	$70,342		$67,516	$67,752	$67,806	$56,439	$69,658
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2011, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
Expiration Date	Trust	Trust	Trust	Trust	Trust	Trust	Trust

November 30, 2012	$995,999	$—	$697,198	$—	$—	$764,355	$502,868
November 30, 2013	—	—	224,050	—	—	588,403	389,289
November 30, 2016	6,689,345	692,532	517,712	—	2,354,581	736,482	800,874
November 30, 2017	4,084,290	991,790	337,540	3,185,143	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

	$17,425,253	$3,464,403	$2,155,886	$8,835,603	$9,805,308	$4,140,364	$3,747,318

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after November 30, 2011.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

As of May 31, 2012, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2012, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California	Massachusetts	New Jersey	New York	Pennsylvania
	Trust	Trust	Trust	Trust	Trust

Floating Rate Notes Outstanding	$14,680,000	$4,885,000	$9,455,000	$19,315,000	$1,650,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.25	0.18 - 0.28	0.18 - 0.38	0.17 - 0.25	0.19 - 0.25
Collateral for Floating Rate Notes Outstanding	$19,026,603	$7,152,094	$13,349,485	$28,738,079	$3,197,284

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

For the six months ended May 31, 2012, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California	Massachusetts	New Jersey	New York	Pennsylvania
	Trust	Trust	Trust	Trust	Trust

Average Floating Rate Notes Outstanding	$15,714,098	$4,885,000	$9,455,000	$19,753,033	$1,650,000
Average Interest Rate	0.69%	0.78%	0.72%	0.69%	0.84%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2012.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interest Rate Swaps — Pursuant to interest rate swap agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to May 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at May 31, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

APS Dividend Rates at May 31, 2012	0.32%	0.32%	0.29%	0.32%	0.32%	0.32%	0.32%
Dividends Accrued to APS Shareholders	$60,039	$24,624	$20,866	$39,717	$40,720	$27,044	$26,005
Average APS Dividend Rates	0.24%	0.25%	0.24%	0.24%	0.24%	0.24%	0.25%
Dividend Rate Ranges (%)	0.11 - 0.40	0.11 - 0.38	0.11 - 0.40	0.11 - 0.40	0.11 - 0.40	0.11 - 0.38	0.11 - 0.38

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2012.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.655% (0.670% prior to May 1, 2012) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2012, the investment adviser fees and administration fees were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Investment Adviser Fee	$519,720	$208,336	$158,580	$342,450	$406,139	$213,543	$201,189
Administration Fee	$155,743	$62,430	$47,520	$102,618	$121,706	$63,991	$60,287

Except for Trustees of the Trusts who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2012 were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Purchases	$15,993,814	$7,679,319	$4,287,396	$13,494,697	$17,839,273	$4,824,287	$3,567,790
Sales	$12,149,889	$4,808,790	$3,585,858	$10,673,736	$15,608,673	$2,964,250	$3,761,090

6 Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the six months ended May 31, 2012 and the year ended November 30, 2011 were as follows:

	California	Massachusetts	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust

Six Months Ended May 31, 2012 (Unaudited)	7,869	1,462	6,540	5,791	1,216	1,256
Year Ended November 30, 2011	26,037	9,543	9,594	18,118	10,146	590

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2012, as determined on a federal income tax basis, were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Aggregate cost	$135,829,358	$55,087,765	$43,175,999	$88,714,226	$102,075,891	$58,340,759	$54,566,624

Gross unrealized appreciation	$14,220,214	$6,098,585	$3,228,934	$9,031,502	$11,454,445	$6,275,976	$4,828,535
Gross unrealized depreciation	(1,363,108)	(200,359)	(194,962)	(803,403)	(1,326,132)	(295,685)	(729,381)

Net unrealized appreciation	$12,857,106	$5,898,226	$3,033,972	$8,228,099	$10,128,313	$5,980,291	$4,099,154

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

8 Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2012, California Trust, Ohio Trust and Pennsylvania Trust had payments due to SSBT pursuant to the foregoing arrangement of $192,792, $172,824 and $92,996, respectively.

9 Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Trust	Month/Year	Contracts	Position	Cost	Value	Depreciation

California	9/12	68 U.S. 10-Year Treasury Note	Short	$(9,030,063)	$(9,107,750)	$(77,687)
	9/12	48 U.S. 30-Year Treasury Bond	Short	(7,067,912)	(7,186,500)	(118,588)

Massachusetts	9/12	34 U.S. 30-Year Treasury Bond	Short	$(5,006,438)	$(5,090,438)	$(84,000)

Michigan	9/12	6 U.S. 30-Year Treasury Bond	Short	$(883,489)	$(898,312)	$(14,823)

New Jersey	9/12	145 U.S. 30-Year Treasury Bond	Short	$(21,350,985)	$(21,709,219)	$(358,234)

New York	9/12	43 U.S. 30-Year Treasury Bond	Short	$(6,331,671)	$(6,437,906)	$(106,235)

Ohio	9/12	17 U.S. 30-Year Treasury Bond	Short	$(2,503,219)	$(2,545,219)	$(42,000)

Pennsylvania	9/12	50 U.S. 30-Year Treasury Bond	Short	$(7,362,409)	$(7,485,938)	$(123,529)

At May 31, 2012, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2012 were as follows:

	California		Massachusetts		Michigan		New Jersey		New York		Ohio		Pennsylvania
	Trust		Trust		Trust		Trust		Trust		Trust		Trust

Liability Derivative:
Futures Contracts	$(196,275	)(1)	$(84,000	)(1)	$(14,823	)(1)	$(358,234	)(1)	$(106,235	)(1)	$(42,000	)(1)	$(123,529	)(1)

Total	$(196,275)		$(84,000)		$(14,823)		$(358,234)		$(106,235)		$(42,000)		$(123,529)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2012 was as follows:

	California		Massachusetts		Michigan		New Jersey		New York		Ohio		Pennsylvania
	Trust		Trust		Trust		Trust		Trust		Trust		Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(624,369	)(1)	$(272,893	)(1)	$(71,016	)(1)	$(965,051	)(1)	$(345,053	)(1)	$(148,780	)(1)	$(332,776	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(273,165	)(2)	$(100,296	)(2)	$(25,777	)(2)	$(534,712	)(2)	$(126,606	)(2)	$(65,940	)(2)	$(184,384	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended May 31, 2012, which is indicative of the volume of this derivative type, was approximately as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Average Notional Amount:
Futures Contracts	$11,600,000	$3,771,000	$814,000	$14,500,000	$4,757,000	$2,029,000	$5,000,000

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

At May 31, 2012, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$163,366,464	$—	$163,366,464

Total Investments	$—	$163,366,464	$—	$163,366,464

Liability Description

Futures Contracts	$(196,275)	$—	$—	$(196,275)

Total	$(196,275)	$—	$—	$(196,275)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,870,991	$—	$65,870,991

Total Investments	$—	$65,870,991	$—	$65,870,991

Liability Description

Futures Contracts	$(84,000)	$—	$—	$(84,000)

Total	$(84,000)	$—	$—	$(84,000)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$46,209,971	$—	$46,209,971

Total Investments	$—	$46,209,971	$—	$46,209,971

Liability Description

Futures Contracts	$(14,823)	$—	$—	$(14,823)

Total	$(14,823)	$—	$—	$(14,823)

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$106,397,325	$—	$106,397,325

Total Investments	$—	$106,397,325	$—	$106,397,325

Liability Description

Futures Contracts	$(358,234)	$—	$—	$(358,234)

Total	$(358,234)	$—	$—	$(358,234)

Eaton Vance
Municipal Income Trusts

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$131,519,204	$—	$131,519,204

Total Investments	$—	$131,519,204	$—	$131,519,204

Liability Description

Futures Contracts	$(106,235)	$—	$—	$(106,235)

Total	$(106,235)	$—	$—	$(106,235)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,321,050	$—	$64,321,050

Total Investments	$—	$64,321,050	$—	$64,321,050

Liability Description

Futures Contracts	$(42,000)	$—	$—	$(42,000)

Total	$(42,000)	$—	$—	$(42,000)

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,315,778	$—	$60,315,778

Total Investments	$—	$60,315,778	$—	$60,315,778

Liability Description

Futures Contracts	$(123,529)	$—	$—	$(123,529)

Total	$(123,529)	$—	$—	$(123,529)

The Trusts held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Annual Meeting of Shareholders

Each Trust held its Annual Meeting of Shareholders on March 23, 2012. The following action was taken by the shareholders of each Trust:

Item 1: The election of Benjamin C. Esty, Ronald A. Pearlman and Lynn A. Stout as Class I Trustees of each Trust for a three-year term expiring in 2015, Scott E. Eston as Class II Trustee of each Trust for a one-year term expiring in 2013 and Harriett Tee Taggart as Class III Trustee of each Trust for a two-year term expiring in 2014. Mr. Esty was elected solely by APS shareholders of each Trust, except Pennsylvania Trust. On March 23, 2012, Pennsylvania Trust adjourned the meeting for APS shareholders until July 13, 2012, and Mr. Esty was elected at that meeting.

	Nominee for	Nominee for	Nominee for	Nominee for	Nominee for
	Class I Trustee	Class I Trustee	Class I Trustee	Class II Trustee	Class III Trustee
	Elected by APS	Elected by All	Elected by All	Elected by All	Elected by All
	Shareholders:	Shareholders:	Shareholders:	Shareholders:	Shareholders:
Trust	Benjamin C. Esty	Ronald A. Pearlman	Lynn A. Stout	Scott E. Eston	Harriett Tee Taggart

California Trust
For	987	6,489,338	6,414,937	6,487,239	6,392,068
Withheld	74	152,062	226,463	154,161	249,332
Massachusetts Trust
For	523	2,543,287	2,552,853	2,597,367	2,600,815
Withheld	3	97,458	87,892	43,378	39,930
Michigan Trust
For	437	1,723,760	1,736,012	1,741,854	1,754,106
Withheld	5	160,944	148,692	142,850	130,598
New Jersey Trust
For	637	4,083,551	4,088,751	4,088,751	4,076,881
Withheld	33	269,918	264,718	264,718	276,588
New York Trust
For	733	4,590,673	4,592,783	4,592,450	4,588,183
Withheld	90	462,068	459,958	460,291	464,558
Ohio Trust
For	603	2,645,875	2,647,583	2,647,078	2,647,533
Withheld	3	28,175	26,467	26,972	26,517
Pennsylvania Trust
For	509	2,361,441	2,376,096	2,378,861	2,370,725
Withheld	5	102,880	88,225	85,460	93,596

Eaton Vance
Municipal Income Trusts

May 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Municipal Income Trusts

May 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust
•	Eaton Vance Massachusetts Municipal Income Trust
•	Eaton Vance Michigan Municipal Income Trust
•	Eaton Vance New Jersey Municipal Income Trust
•	Eaton Vance New York Municipal Income Trust
•	Eaton Vance Ohio Municipal Income Trust
•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the financial resources committed by the Adviser in structuring the Funds at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of each Fund’s life. The Board considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2012. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not appropriate at this time.

Eaton Vance
Municipal Income Trusts

May 31, 2012

Officers and Trustees

Officers

Cynthia J. Clemson President of CEV, EMI, EVY, EVO and EVP Thomas M. Metzold President of MMV and EVJ Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2012, Trust records indicate that there are 104, 91, 62, 113, 103, 84 and 106 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,296, 1,183, 1,183, 1,821, 2,182, 1,435 and 1,362 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

Eaton Vance
Municipal Income Trusts

May 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

147-7/12	CE-MUNISRC7

Item 2.	Code of Ethics
Not required in this filing.

Item 3.	Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services
Not required in this filing.

Item 5.	Audit Committee of Listed Registrants
Not required in this filing.

Item 6.	Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: July 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: July 10, 2012

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: July 10, 2012